ASSETS HELD FOR SALE (Tables)	6 Months Ended	12 Months Ended
	Dec. 25, 2021	Jun. 26, 2021
Schedule of asset held for sale

	PharmaCann Assets	Available for Sale Subsidiaries	Discontinued Operations	TOTAL
Balance as of June 26, 2021	$152	$-	$48,899	$49,051
Transferred In	-	4,478	-	4,478
Ongoing Activities	-	(2,297)	(1,158)	(3,455)
Transferred to Investments	-	(1,966)	-	(1,966)
Other	(60)	-	-	(60)

Balance as of December 25, 2021	$92	$215	$47,741	$48,048

Medmen Enterprises Inc. [Member]
Schedule of asset held for sale

	PharmaCann Assets	Available for Sale Subsidiaries	Discontinued Operations	Investments	TOTAL
	(1)	(2)	(3)

Balance as of June 29, 2019	$-	$-	$84,326,062	$-	$84,326,062
Transferred In	6,870,833	12,066,428	-	8,456,665	27,393,926
Transferred Out	-	-	-	(3,503,843)	(3,503,843)
Loss on the Sale of Assets Held for Sale	(1,050,833)	-	-	-	(1,050,833)
Proceeds from Sale	-	-	-	(4,952,822)	(4,952,822)
Ongoing Activity from Discontinued Operations	-	-	(26,034,174)	-	(26,034,174)
Impairment of Assets	(5,607,600)	-	-	-	(5,607,600)

Balance as of June 27, 2020	$212,400	$12,066,428	$58,291,888	$-	$70,570,716

Transferred In	-	6,614,987	-		6,614,987
Gain on the Sale of Assets Held for Sale	-	12,338,123	-	-	12,338,123
Proceeds from Sale	-	(24,750,298)	-	-	(24,750,298)
Ongoing Activity from Continued and Discontinued Operations	-	(6,269,240)	(9,392,790)	-	(15,662,030)
Other	(60,611)	-	-	-	(60,611)

Balance as of June 26, 2021	$151,789	$-	$48,899,098	$-	$49,050,887

Schedule of discontinued operations

2020

Carrying Amounts of the Assets Included in Assets Held for Sale:

Cash and Cash Equivalents	$743,271
Prepaid Expenses	7,798
Inventory	520,464
Other Current Assets	81,427

TOTAL CURRENT ASSETS (1)

Property and Equipment, Net	717,952
Operating Lease Right-of-Use Assets	190,986
Intangible Assets, Net	5,227,288
Goodwill	4,577,242

TOTAL NON-CURRENT ASSETS (1)

TOTAL ASSETS OF SUBSIDIARIES CLASSIFIED AS HELD FOR SALE	$12,066,428

Carrying Amounts of the Liabilities Included in Assets Held for Sale:
Accounts Payable and Accrued Liabilities	$963,255
Income Taxes Payable	159,053
Other Current Liabilities	27,854

TOTAL CURRENT LIABILITIES (1)

Operating Lease Liabilities, Net of Current Portion	296,694
Deferred Tax Liabilities	2,151,879

TOTAL NON-CURRENT LIABILITIES (1)
TOTAL LIABILITIES OF SUBSIDIARIES CLASSIFIED AS HELD FOR SALE	$3,598,735